Risk management (Details 14) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets	$ 69
Foreign currency derivatives, liabilities		$ (121)
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, liabilities	(49)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets	1
Foreign currency derivatives, liabilities		(40)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets	68
Foreign currency derivatives, liabilities	(49)	$ (81)
Recurring fair value measurement [member] | Commodity Derivatives Liabilities [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets	1
Recurring fair value measurement [member] | Commodity Derivatives Liabilities [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets	1
Recurring fair value measurement [member] | Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets	68
Recurring fair value measurement [member] | Interest Rate Derivatives [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, assets	68
Recurring fair value measurement [member] | Foreign Currency Contracts Derivative [Member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, liabilities	(49)
Recurring fair value measurement [member] | Foreign Currency Contracts Derivative [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Foreign currency derivatives, liabilities	$ (49)